GMO U.S. Small Cap Value Fund Expense Example - GMO U.S. Small Cap Value Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	935
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	876
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	864
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	828
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	935
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	$ 1,078